Commitments and contingencies - Summary of Lessee Liability Maturity (Details) - USD ($) $ in Thousands	Jul. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Total operating lease liabilities	$ 18,907	$ 16,068
Bio Ventus LLC [Member]
2021		2,714
2022		2,645
2023		2,460
2024		2,476
2025		2,569
Thereafter		6,281
Total future lease payments		19,145
Less imputed interest		(3,077)
Total operating lease liabilities		$ 16,068	$ 16,327